Taxation (Tables)	6 Months Ended
Jun. 30, 2023
Taxation [Abstract]
Schedule of Income Tax Expense	The Company’s income tax expense recognized in the condensed interim consolidated statement of profit or loss is presented as follows:
	SIX MONTHS ENDED
	June 30,	June 30,
	2023	2022
Current income tax expense	-	(1,231)
Deferred income tax gain/(loss)	(10,596)	47,316
Total income tax gain/(loss)	(10,596)	46,085

Schedule of Deferred Income Tax Liabilities or to Deferred Income Tax Assets	The tax effect of taxable temporary differences that give rise to deferred income tax liabilities or to deferred income tax assets as of June 30, 2023 and December 31, 2022, is presented below:
	June 30,	December 31,
	2023	2022
Deferred tax liabilities
Other receivables	(168,474)	(167,299)
Total	(168,474)	(167,299)
Deferred tax assets
Net operating loss (NOL)	39,183	41,429
Total	39,183	41,429
Deferred tax, net	(129,291)	(125,870)